Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 221	$ (135)
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	664	23
Canada, Dollars | Currency risk | Trade and settlement receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	1,042	616
Canada, Dollars | Currency risk | Trade accounts payable and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	703	608
Canada, Dollars | Currency risk | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	3,479	3,741
Reduced by: Debt designated as a hedging instrument in our net investment hedge | Canada, Dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 2,697	$ 3,575